Emerging Markets Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)


Common Stocks -- 81.5%

Security                                                Shares      Value
--------------------------------------------------------------------------------

Banks - Regional -- 2.6%
--------------------------------------------------------------------------------
Bangkok Bank Co. Ltd. (Foreign)                         50,000      $   128,342
The largest commercial bank in Thailand
Bangkok Bank Co. Ltd. (Public)                          50,000           91,979
The largest commercial bank in Thailand
Latvijas Unibanka GDR                                   50,000          262,500
Latvia's leading bank and the most actively traded
stock on the Riga stock exchange
--------------------------------------------------------------------------------
                                                                    $   482,821
--------------------------------------------------------------------------------

Banks and Money Services -- 2.0%
--------------------------------------------------------------------------------
Far East Bank & Trust Co. Ltd. (Rights)*                 3,125      $         0
Fifth largest bank in the Philippines
State Bank of India GDR                                 20,000          364,000
India's largest commercial bank
--------------------------------------------------------------------------------
                                                                    $   364,000
--------------------------------------------------------------------------------

Beverages -- 8.4%
--------------------------------------------------------------------------------
Pan American Beverages, Inc. ADR                        17,000      $   554,625
Coca Cola franchiser
Pyramids Brewers*                                        6,000          342,101
The largest brewer in Egypt
Suncrush Ltd.                                          107,000          258,587
Manufactures and distributes soft drinks
in terms of franchise agreements with
the Coca-Cola Company of Southern Africa
Vina Concha y Toro ADR                                  16,000          404,000
Wine producer/exporter
--------------------------------------------------------------------------------
                                                                    $ 1,559,313
--------------------------------------------------------------------------------

Broadcasting and Cable -- 2.3%
--------------------------------------------------------------------------------
Grupo Radio ADR                                         30,000      $   427,500
Mexican radio broadcasting company
--------------------------------------------------------------------------------
                                                                    $   427,500
--------------------------------------------------------------------------------

Communications Equipment -- 3.1%
--------------------------------------------------------------------------------
Grupo Televisa GDR                                      15,000      $   580,313
Largest media company in the Spanish-speaking world
--------------------------------------------------------------------------------
                                                                    $   580,313
--------------------------------------------------------------------------------

Conglomerates -- 6.4%
--------------------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                              30,000      $   196,477
Property/infrastructure
Hutchison Whampoa                                       50,000          313,589
Hong Kong computer and
telecommunications conglomerate
John Keells Holdings GDR                                 1,633           17,147
A diversified conglomerate operating in tourism,
food & beverages, property development sectors
Quinenco SA ADR*                                         5,400           62,100
A large diversified company engaged in
industrial and financial services
Sabanci Holdings                                        55,000          338,686
The second largest congolmerate in Turkey
Swire Pacific, Ltd. Class B                            250,000          253,258
Interests in aviation, property development,
property investment, trading, hotels and shipping
--------------------------------------------------------------------------------
                                                                    $ 1,181,257
--------------------------------------------------------------------------------

Construction -- 1.5%
--------------------------------------------------------------------------------
Solidere GDR                                            21,000      $   275,625
Lebanese property developer
--------------------------------------------------------------------------------
                                                                    $   275,625
--------------------------------------------------------------------------------

Consumer Products -- 3.1%
--------------------------------------------------------------------------------
Lever Brothers Pakistan Ltd.                            18,300      $   567,639
The largest and oldest consumer non-durables
company in Pakistan
--------------------------------------------------------------------------------
                                                                    $   567,639
--------------------------------------------------------------------------------

Drugs -- 4.4%
--------------------------------------------------------------------------------
Pliva GDR                                               27,750      $   489,788
The largest pharmaceutical producer
in Eastern Europe
Teva Pharmaceutical ADR                                  7,000          331,188
Israel's largest pharmaceutical company and the
second largest independent generic company in
the U.S.
--------------------------------------------------------------------------------
                                                                    $   820,976
--------------------------------------------------------------------------------

Electric Utilities -- 3.5%
--------------------------------------------------------------------------------
BSES, Ltd. ADR*                                         22,000      $   382,360
Generator and distributor of electricity to the
Bombay region
Manila Electric Class B                                 83,000          274,617
The largest electricity distributor in the country
supplying power to metro Manila and the
Calabarzon area
--------------------------------------------------------------------------------
                                                                    $   656,977
--------------------------------------------------------------------------------


                       See notes to financial statements

Emerging Markets Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


Security                                               Shares       Value
--------------------------------------------------------------------------------

Foods -- 4.5%
--------------------------------------------------------------------------------
Carulla SA ADR                                         165,000      $   598,124
Columbian grocery and supermarket chain
Grupo Minsa SA ADR                                      10,000           73,115
Mexican corn flour and tortilla producer
International Foods Hostess*                             7,300          163,593
Manufacturer and producer of sweet snack
cake products
--------------------------------------------------------------------------------
                                                                    $   834,832
--------------------------------------------------------------------------------

Investment Services -- 1.3%
--------------------------------------------------------------------------------
HSBC Holdings PLC                                        9,600      $   236,624
International bank and financial services company
--------------------------------------------------------------------------------
                                                                    $   236,624
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.7%
--------------------------------------------------------------------------------
Asian Hotel Corp.*                                   1,100,000      $   133,603
Hotel company
--------------------------------------------------------------------------------
                                                                    $   133,603
--------------------------------------------------------------------------------

Manufacturing -- 2.0%
--------------------------------------------------------------------------------
First Tractor Co. (Hampshire)                          400,000      $   241,321
China's second largest tractor producer
Tata Engineering and Locomotion GDR                     14,720          122,544
India's largest auto producer and distributor
--------------------------------------------------------------------------------
                                                                    $   363,865
--------------------------------------------------------------------------------

Metals - Industrial -- 2.9%
--------------------------------------------------------------------------------
Tubos de Acero de Mexico*                               25,000      $   540,625
Manufacturer of stainless steel pipes used
mainly for the oil and gas industries
--------------------------------------------------------------------------------
                                                                    $   540,625
--------------------------------------------------------------------------------

Natural Gas Utilities -- 1.4%
--------------------------------------------------------------------------------
Mosenergo 144A ADR                                       7,000      $   259,000
Gas power utilities
--------------------------------------------------------------------------------
                                                                    $   259,000
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 6.1%
--------------------------------------------------------------------------------
JSC Surgutneftegaz ADR                                  60,000      $   607,499
Russia's largest oil producer
YPF Sociedad Anonima ADR                                15,200      $   519,650
Exploration, development and production of oil and
natural gas
--------------------------------------------------------------------------------
                                                                    $ 1,127,149
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 0.9%
--------------------------------------------------------------------------------
PTT Exploration and Production                          13,500      $   159,979
The exploration and production arm of the
Petroleum Authority of Thailand (PTT)
--------------------------------------------------------------------------------
                                                                    $   159,979
--------------------------------------------------------------------------------

Oil and Gas - Integrated -- 2.6%
--------------------------------------------------------------------------------
Mol Magyar Olayes Gazi GDR                              20,000      $   488,000
Interests in oil and gas exploration and
production, gas wholesale distribution, storage and
transmission, oil refining and marketing
--------------------------------------------------------------------------------
                                                                    $   488,000
--------------------------------------------------------------------------------

REITS -- 1.1%
--------------------------------------------------------------------------------
New World Development                                   60,000      $   207,511
Property developer
--------------------------------------------------------------------------------
                                                                    $   207,511
--------------------------------------------------------------------------------

Retail - Food and Drug -- 7.0%
--------------------------------------------------------------------------------
Blue Square Stores*                                     45,000      $   430,366
Supermarket and specialty store chain
Compania Brasileira de Distrib. GDR                     30,000          581,250
Supermarket chain
Supersol Ltd. ADR                                       20,000          281,250
One of Israel's two largest publicly traded
supermarket chains
--------------------------------------------------------------------------------
                                                                    $ 1,292,866
--------------------------------------------------------------------------------

Sanitation -- 2.4%
--------------------------------------------------------------------------------
Saneamento Basico (Sabesp)                           1,885,000      $   447,583
Brazil's largest water and sanitation utility
--------------------------------------------------------------------------------
                                                                    $   447,583
--------------------------------------------------------------------------------

Telephone Utilities -- 8.5%
--------------------------------------------------------------------------------
PT Indosat                                             150,000      $   278,435
Has largest market share of international
telecommunications business
Telecomunicacoes Brasileiras ADR                         2,750          320,203
Telecommunications holding company


                       See notes to financial statements

Emerging Markets Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


Security                                               Shares          Value
--------------------------------------------------------------------------------

Telephone Utilities (continued)
--------------------------------------------------------------------------------
Telefonica del Peru ADR                                 12,000      $   279,000
Peru's primary operator of the public telephone system
Telefonos de Mexico ADR                                  8,000          448,500
Largest telecom operator with interests in local
and long distance telecommunications
Videsh Sanchar Nigam Ltd., GDR                          17,500          245,438
India's monopoly International Telephone
service provider.
--------------------------------------------------------------------------------
                                                                    $ 1,571,576
--------------------------------------------------------------------------------

Transportation -- 0.6%
--------------------------------------------------------------------------------
Brisa Automotive Estradas*                               3,250      $   116,579
The second largest listed toll motorway in Europe
--------------------------------------------------------------------------------
                                                                    $   116,579
--------------------------------------------------------------------------------

Trucks and Parts -- 2.2%
--------------------------------------------------------------------------------
Uzel Mikina Sanayii AS*                                 24,733      $   418,095
The largest tractor producer in Turkey
--------------------------------------------------------------------------------
                                                                    $   418,095
--------------------------------------------------------------------------------

Total Common Stocks
   (identified cost $14,348,907)                                    $15,114,308
--------------------------------------------------------------------------------

Preferred Stocks -- 4.5%

Electric Utilities -- 1.9%
--------------------------------------------------------------------------------
Eletrobras                                           7,000,000      $   357,511
The only utility serving the entire country of
Brazil through its various subsidiaries which
are due to be privatized over the next five years
--------------------------------------------------------------------------------
                                                                    $   357,511
--------------------------------------------------------------------------------

Oil and Gas - Integrated -- 1.4%
--------------------------------------------------------------------------------
Petroleo Brasiliero SA                               1,100,000      $   257,247
Brazil's sole integrated oil company, a monopoly
in exploration, production, refining, transportion,
importing and exporting of oil and natural gas
--------------------------------------------------------------------------------
                                                                    $   257,247
--------------------------------------------------------------------------------

Telephone Utilities -- 1.2%
--------------------------------------------------------------------------------
Telec de Minas Gerias                                1,800,000      $   227,409
Third largest telecommunications system by
access lines in state of Minas Gerias (Brazil)
--------------------------------------------------------------------------------
                                                                    $   227,409
--------------------------------------------------------------------------------

Total Preferred Stocks
   (identified cost $894,542)                                       $   842,167
--------------------------------------------------------------------------------

Warrants -- 0.0%

Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Belle Corp. (Warrants)                                 240,000      $         0
Philippine gaming and property company with
hotel interests, golf resorts, casinos,
jai-lai, and lottery franchises
--------------------------------------------------------------------------------
                                                                    $         0
--------------------------------------------------------------------------------

Total Investments -- 86.0%
   (identified cost $15,243,449)                                    $15,956,475
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 14.0%                             $ 2,597,130
--------------------------------------------------------------------------------


Net Assets -- 100%                                                  $18,553,605
--------------------------------------------------------------------------------

ADR -- American Depository Receipt
GDR -- Global Depository Receipt
* Non-income producing security.


                       See notes to financial statements

Emerging Markets Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS
(Expressed in United States Dollars)

Country Concentration of Portfolio

                                                Percentage
Country                                         of Net Assets       Value
-------------------------------------------------------------------------------
Argentina                                                2.8%       $  519,650
Brazil                                                  11.8%        2,191,203
Canada                                                   1.5%          281,250
Chile                                                    2.5%          466,100
Colombia                                                 3.2%          598,124
Croatia                                                  2.7%          489,788
Egypt                                                    2.7%          505,694
Hong Kong                                                7.8%        1,448,780
Hungary                                                  2.6%          488,000
India                                                    6.0%        1,114,342
Indonesia                                                1.5%          278,435
Israel                                                   4.1%          761,554
Latvia                                                   1.4%          262,500
Lebanon                                                  1.5%          275,625
Mexico                                                  14.1%        2,624,678
Netherlands                                              1.4%          259,000
Pakistan                                                 3.1%          567,639
Peru                                                     1.5%          279,000
Portugal                                                 0.6%          116,579
Russia                                                   3.3%          607,499
South Africa                                             1.4%          258,587
Sri Lanka                                                0.8%          150,750
Thailand                                                 2.1%          380,300
The Philippines                                          1.5%          274,617
Turkey                                                   4.1%          756,781


                       See notes to financial statements

Emerging Markets Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 1997
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
   (identified cost, $15,243,449)                                   $15,956,475
Cash                                                                  1,920,589
Foreign currency, at value
   (identified cost, $484,825)                                          429,110
Receivable for investments sold                                         237,714
Dividends receivable                                                     38,449
Tax reclaim receivable                                                       11
Deferred organization expenses (Note 1D)                                  7,298
--------------------------------------------------------------------------------
Total assets                                                        $18,589,646
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Accrued expenses                                                    $    36,041
--------------------------------------------------------------------------------
Total liabilities                                                   $    36,041
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $18,553,605
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $17,899,892
Net unrealized appreciation of investments (computed on
   the basis of identified cost)                                        653,713
--------------------------------------------------------------------------------
Total                                                               $18,553,605
--------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997
(Expressed in United States Dollars)
Investment Income (Note 1H)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $8,524)                            $   272,694
Interest income                                                           1,196
--------------------------------------------------------------------------------
Total income                                                        $   273,890
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $   143,776
Administration fee (Note 2)                                              47,925
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)                             4,387
Custodian fee (Note 1C)                                                  94,104
Legal and accounting services                                            43,831
Amortization of organization expenses (Note 1D)                           3,804
Miscellaneous                                                             8,791
--------------------------------------------------------------------------------
Total expenses                                                      $   346,618
--------------------------------------------------------------------------------
Deduct --
   Waiver of investment adviser fee (Note 2)                        $    36,117
   Reduction of custodian fee (Note 1C)                                  34,907
   Waiver of administration fee (Note 2)                                 17,039
--------------------------------------------------------------------------------
Total expense reductions                                            $    88,063
--------------------------------------------------------------------------------

Net expenses                                                        $   258,555
--------------------------------------------------------------------------------

Net investment income                                               $    15,335
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $  (488,881)
   Foreign currency and forward foreign
      currency exchange contract transactions                          (104,132)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                        $  (593,013)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $(1,123,223)
   Foreign currency and forward foreign
      currency exchange contract transactions                           (59,177)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments                                                   $(1,182,400)
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments                     $(1,775,413)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                          $(1,760,078)
--------------------------------------------------------------------------------


                       See notes to financial statements

Emerging Markets Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)                      Year Ended          Year Ended
in Net Assets                            December 31, 1997   December 31, 1996
--------------------------------------------------------------------------------
From operations --
   Net investment income                      $     15,335        $     11,410
   Net realized gain (loss) on
      investment transactions                     (593,013)            139,702
   Net change in unrealized
      appreciation (depreciation)
      of investments                            (1,182,400)          1,561,355
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                            $ (1,760,078)       $  1,712,467
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 26,595,739        $ 11,229,400
   Withdrawals                                 (16,940,583)         (5,870,609)
--------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                       $  9,655,156        $  5,358,791
--------------------------------------------------------------------------------

Net increase in net assets                    $  7,895,078        $  7,071,258
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                          $ 10,658,527        $  3,587,269
--------------------------------------------------------------------------------
At end of year                                $ 18,553,605        $ 10,658,527
--------------------------------------------------------------------------------


                       See notes to financial statements

Emerging Markets Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT`D

Supplementary Data (Expressed in United States Dollars)


                                                                                    Year Ended December 31,
                                                                     -------------------------------------------------
                                                                           1997        1996        1995       1994*
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets++
----------------------------------------------------------------------------------------------------------------------
Net expenses /(1)/                                                         1.53%       1.54%       2.58%       0.00%
Net expenses after custodian fee reduction                                 1.35%       1.32%       2.58%         --
Net investment income (loss)                                               0.08%       0.14%      (1.00)%      0.00%
Portfolio Turnover                                                          160%        125%         98%          0%
-----------------------------------------------------------------------------------------------------------------------
Average commission rate (per share) /(2)/                               $0.0007     $0.0029      $   --      $   --
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                               $18,554     $10,659      $3,587      $1,195
-----------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio reflect an allocation of expenses to the Administrator and a waiver of investment adviser fees. Had such actions not been taken, the ratios would have been as follows:

Expenses /(1)/                                                             1.81%       2.24%       5.24%       2.21%+
Expenses after custodian fee reduction                                     1.63%       2.02%       5.24%         --
Net investment loss                                                       (0.20)%     (0.56)%     (3.66)%     (2.21)%+
-----------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, November 30, 1994, to December 31, 1994.

/(1)/ The expense ratios for the years ended December 31, 1995 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended December 31, 1994 have not been adjusted to reflect this change.

/(2)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Emerging Markets Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS
(Expressed in United States Dollars)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
  Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.


  C Expense Reduction -- Investors Bank & Trust Company serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuation in foreign currency exchange rates are not separately disclosed.

Emerging Markets Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)


  G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  H Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1997, the adviser fee was 0.75% of average net assets. To enhance the net income of the Portfolio the Adviser made a waiver of $36,117 of investment adviser fees. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1997, the administration fee was 0.25% of average net assets. To enhance the net income of the Portfolio, the administrator waived fees in the amount of $17,039. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.


3 Investment Transactions
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $34,351,810 and $26,970,319, respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1997, as computed on a federal income tax basis, are as follows:


  Aggregate cost                                                    $15,243,449
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                     $ 1,986,952
  Gross unrealized depreciation                                      (1,273,926)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                       $   713,026
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1997.

Emerging Markets Portfolio  as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)


6 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investment in foreign securities also involves the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1997, there were no outstanding obligations under these financial instruments.

Emerging Markets Portfolio as of December 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of Emerging Markets Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Portfolio (the Portfolio) as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the supplementary data for each of the three years then ended and for the period from the start of business November 30, 1994, to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Emerging Markets Portfolio at December 31, 1997, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.


                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         February 6, 1998

Emerging Markets Portfolio as of December 31, 1997

INVESTMENT MANAGEMENT



Emerging Markets Portfolio


Officers
Hon. Robert Lloyd George
President, Trustee

James B. Hawkes
Vice President, Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and
Assistant Treasurer

William Walter Raleigh Kerr
Vice President,
Assistant Treasurer

James L. O'Connor
Vice President, Treasurer

Alan R. Dynner
Secretary



Trustees
Hon. Edward K. Y. Chen
Professor and Director, Center for
Asian Studies, University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation